EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
(13)       EARNINGS PER SHARE

The following amounts are in thousands except for share data (shares and earnings per share):

 (a)           Basic

“Basic earnings per share - common” is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares.  Using the two class method pursuant to ASC 260-10-45, the Company allocated its net income to preferred and common shareholders during the three months ended March 31, 2012 and 2011, based on the number of common shares outstanding during the periods shown (taking into account the number of preferred shares converted into common shares at the end of such periods on a 1-for-0.4 common share basis), and participating preferred shares outstanding during the periods shown.

	Three Months Ended March 31,
	2012	2011
Income attributable to common shareholders of the Company	$2,412	$4,242
Income attributable to preferred shareholders of the Company	79	214
Net income	2,491	4,456
Weighted average number of common shares outstanding	7,588,250	7,411,792

(b)           Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares.  The Company has two categories of dilutive potential common shares: the Preferred Shares issued in October and November 2009 in connection with the Preferred Shares Financing, and the Warrants issued in connection with both the Preferred Shares Financing and the Common Shares Financing in December 2009.  The Warrants are assumed to have been converted into common shares and the calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual market share price of the Company’s common stock) based on the monetary value of the subscription rights attached to outstanding Warrants.  The Preferred Shares that were outstanding at the end of the respective periods are assumed to have been converted into common shares on a 1-for-0.4 basis.  Since the Preferred Shares are included in the diluted calculation, net income (attributable to both common and preferred shareholders) is used.  The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the Warrants.

	Three Months Ended March 31,
	2012	2011
Net income	$2,491	$4,456
Weighted average number of common shares outstanding	7,588,250	7,411,792

Adjustment for:
Preferred stock	251,632	385,556
	7,839,883	7,797,348

 For the three months ended March 31, 2012 and 2011, 686,751 common stock purchase warrants are excluded from the calculation of diluted earnings per share as the strike price of $8.575 is greater than the share price of $3.75 as of March 31, 2012 and $4.50 as of March 31, 2011.